Parent company accounts - Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
Interest and similar income	£ 5,672	[1]	£ 6,006	£ 8,085
Interest and similar expense	(2,599)	[1]	(2,846)	(4,178)
Net interest income	3,073	[1]	3,160	3,907
Fee and commission income	8,581	[1]	7,417	7,664
Fee and commission expense	(1,994)	[1]	(1,758)	(1,992)
Net fee and commission income	6,587	[1]	5,659	5,672
Net trading income	5,788	[1]	7,076	4,073
Net investment income	(80)	[1]	(121)	420
Other income	40	[1]	4	79
Total income	15,408	[1]	15,778	14,151
Credit impairment releases/(charges)	277	[1]	(3,377)	(1,202)
Net operating income	15,685	[1]	12,401	12,949
Staff costs	(4,456)	[1]	(4,365)	(4,565)
Infrastructure costs	(1,054)	[1]	(816)	(835)
Administration and general expenses	(4,375)	[1]	(4,202)	(4,318)
Litigation and conduct	(374)	[1]	(76)	(264)
Total operating expenses	(10,259)	[1]	(9,459)	(9,982)
Share of post-tax results of associates and joint ventures	4	[1]	7	57
(Loss)/ profit on disposal of subsidiaries, associates and joint ventures	(12)	[1]	126	88
Profit before tax	5,418	[2]	3,075	3,112
Taxation	(830)	[1]	(624)	(332)
Profit after tax	4,588	[1]	2,451	2,780
Attributable to:
Equity holders of the parent	3,957	[1]	1,774	2,120
Other equity instrument holders	631	[1]	677	660
Total equity holders of the parent	4,588	[1]	2,451	2,780
Barclays Bank PLC
Condensed Statement of Income Captions [Line Items]
Interest and similar income	4,190	[3]	4,016	5,866
Interest and similar expense	(3,096)	[3]	(3,059)	(4,729)
Net interest income	1,094	[3]	957	1,137
Fee and commission income	4,272	[3]	3,770	4,226
Fee and commission expense	(2,728)	[3]	(3,177)	(3,045)
Net fee and commission income	1,544	[3]	593	1,181
Net trading income	4,575	[3]	6,066	3,679
Net investment income	1,123	[3]	574	1,225
Other income	4	[3]	130	59
Total income	8,340	[3]	8,320	7,281
Credit impairment releases/(charges)	414	[3]	(1,577)	(235)
Net operating income	8,754	[3]	6,743	7,046
Staff costs	(1,598)	[3]	(1,623)	(1,826)
Infrastructure costs	(409)	[3]	(154)	(161)
Administration and general expenses	(3,158)	[3]	(3,154)	(3,019)
Litigation and conduct	(360)	[3]	(60)	(154)
Total operating expenses	(5,525)	[3]	(4,991)	(5,160)
Share of post-tax results of associates and joint ventures	0	[3]	2	0
(Loss)/ profit on disposal of subsidiaries, associates and joint ventures	94	[3]	401	132
Profit before tax	3,323	[3]	2,155	2,018
Taxation	113	[3]	(21)	391
Profit after tax	3,436	[3],[4]	2,134	2,409
Attributable to:
Equity holders of the parent	2,641	[3]	1,305	1,570
Other equity instrument holders	795	[3]	829	839
Total equity holders of the parent	£ 3,436	[3]	£ 2,134	£ 2,409

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[3]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[4]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.The Parent company financials on pages 111 to 114 form part of this note.